CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Income	¥ 49,823	¥ 86,145	¥ 145,315	¥ 247,809
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(6,106)	(3,627)	(4,227)	1,277
Net change of debt valuation adjustments	(109)	(68)	(643)	136
Net change of defined benefit pension plans	71	(294)	196	492
Net change of foreign currency translation adjustments	(2,868)	21,460	(11,617)	(16,585)
Net change of unrealized gains (losses) on derivative instruments	1,791	2,168	1,271	(3,560)
Total other comprehensive income (loss)	(7,221)	19,639	(15,020)	(18,240)
Comprehensive Income	42,602	105,784	130,295	229,569
Comprehensive Income Attributable to the Noncontrolling Interests	1,219	1,211	1,105	1,584
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	182	(303)	229
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 41,383	¥ 104,391	¥ 129,493	¥ 227,756